STATEMENTS OF UNALLOCATED RESERVE AND TRUST CORPUS (Parenthetical) (USD $)	3 Months Ended
	Jan. 31, 2013	Oct. 31, 2012	Jul. 31, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Jan. 31, 2011	Oct. 31, 2010	Jul. 31, 2010
STATEMENTS OF UNALLOCATED RESERVE AND TRUST CORPUS
Distribution paid (in dollars per unit)	$ 1.13	$ 0.64	$ 0.07	$ 1.12	$ 0.60	$ 0.05	$ 0.91	$ 0.80	$ 0.125
Distribution declared per unit (in dollars per unit)	$ 0.49			$ 0.76			$ 0.65